Discontinued Operations (Details) - USD ($)		9 Months Ended
	Jan. 03, 2020	May 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash proceeds as presented in the statement of cash flows		$ 9,500,000
Overall business | Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of business sold	88.00%
Working capital assets transferred	$ 1,500,000
Gross proceeds to be received	19,200,000	19,166,000
Net cash proceeds as presented in the statement of cash flows	9,700,000	9,500,000
Gross proceeds to be received in equal monthly payments	$ 9,500,000	$ 6,399,000
Period for payment of gross proceeds (in years)	4 years
Customer retention period (in years)	12 months
Overall business | Disposal by sale | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of business sold	88.00%
Working capital assets transferred			$ 1,500,000
PEO business | Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of business sold	100.00%
PEO business | Disposal by sale | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of business sold	100.00%